Eaton Vance
South Carolina Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.7%
Security	Principal Amount (000's omitted)	Value
Education — 2.1%
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/49	$1,000	$ 1,010,480
University of South Carolina, 5.00%, 5/1/46	2,485	2,631,888
		$ 3,642,368
Electric Utilities — 9.9%
Rock Hill, SC, Combined Utility System Revenue:
4.00%, 1/1/49	$2,780	$ 2,584,010
5.00%, 1/1/47	5,000	5,034,800
South Carolina Public Service Authority:
4.00%, 12/1/42	2,960	2,856,341
5.00%, 12/1/37	2,000	2,020,280
5.00%, 12/1/49	2,000	1,992,660
5.50%, 12/1/40	1,500	1,647,645
5.50%, 12/1/54	1,000	998,400
		$ 17,134,136
General Obligations — 21.4%
Aiken County Consolidated School District, SC, 4.00%, 4/1/37	$1,140	$ 1,146,920
Dorchester County School District No. 4, SC:
5.00%, 3/1/46	1,710	1,848,493
5.00%, 3/1/47	2,060	2,220,186
Fort Mill School District No. 4, SC:
4.00%, 3/1/38	2,775	2,776,332
4.00%, 3/1/39	3,200	3,173,792
Oconee County, SC:
5.00%, 4/1/42	2,345	2,562,358
5.00%, 4/1/43	2,000	2,175,180
Puerto Rico:
5.625%, 7/1/29	500	538,175
5.75%, 7/1/31	1,250	1,393,412
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,186,550
South Carolina, (Clemson University), 5.00%, 4/1/38	5,000	5,566,100
Spartanburg County School District No. 4, SC, 5.25%, 3/1/52	4,790	5,153,369
Spartanburg County School District No. 5, SC:
4.00%, 3/1/43	1,900	1,853,127
4.00%, 3/1/46	2,470	2,387,848
		$ 36,981,842
Security	Principal Amount (000's omitted)	Value
Hospital — 18.4%
Greenville Health System, SC, 5.00%, 5/1/39	$2,500	$ 2,500,400
Greenwood, SC, (Self Regional Healthcare), 4.00%, 10/1/39	1,195	1,155,266
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/41	5,000	5,049,750
South Carolina Jobs-Economic Development Authority, (Anmed Health):
4.00%, 2/1/43	2,000	1,942,780
5.00%, 2/1/38	2,405	2,427,751
Prerefunded to 2/1/26, 5.00%, 2/1/38	595	608,679
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,500	1,427,055
5.00%, 10/1/37	1,000	1,086,340
5.00%, 12/1/46	2,750	2,832,418
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	2,150	2,176,531
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/48	2,750	3,021,205
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group):
5.00%, 5/1/36	1,500	1,549,155
(LOC: TD Bank, N.A.), 4.00%, 5/1/48(1)	3,000	3,000,000
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/36	1,380	1,347,874
University of North Carolina at Chapel Hill, (SPA: TD Bank, N.A.), 4.00%, 2/15/31(1)	1,700	1,700,000
		$ 31,825,204
Housing — 2.9%
South Carolina Housing Finance and Development Authority:
2.80%, 7/1/34	$540	$ 470,885
4.20%, 7/1/42	1,485	1,426,417
4.75%, 7/1/43	980	985,557
4.75%, 7/1/43	1,200	1,206,804
4.90%, 7/1/48	980	988,359
		$ 5,078,022
Industrial Development Revenue — 2.3%
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$4,000	$ 4,014,520
		$ 4,014,520

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 2.4%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,075	$ 1,060,874
(NPFG), 5.25%, 7/1/32	1,350	1,331,262
(NPFG), 5.25%, 7/1/34	1,820	1,797,505
		$ 4,189,641
Insured - Utilities — 1.8%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$950	$ 991,382
(AMBAC), 5.50%, 9/1/32	2,000	2,193,140
		$ 3,184,522
Lease Revenue/Certificates of Participation — 9.8%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/24	$2,000	$ 2,013,420
Corporation ForGreer, SC, (City Improvement):
4.00%, 9/1/45	1,270	1,218,781
4.125%, 9/1/49	1,000	957,440
Georgetown County Scago Public Facilities Corp., SC, 4.00%, 6/1/43	1,000	973,880
Greenville County School District, SC, 5.00%, 12/1/24	5,000	5,029,400
Lancaster County Public Facilities Corp., SC, 5.00%, 6/1/43	1,500	1,590,645
Laurens County Public Facilities Authority, SC:
4.00%, 9/1/43	500	486,160
5.00%, 9/1/49	2,450	2,597,882
Square County Redevelopment Corp., SC, 5.00%, 2/9/25	2,000	2,015,400
		$ 16,883,008
Other Revenue — 0.9%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,481,088
		$ 1,481,088
Senior Living/Life Care — 2.1%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 1,009,090
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	482,230
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.50%, 11/15/53	1,000	1,042,500
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	$640	$ 629,728
South Carolina Jobs-Economic Development Authority, (The Woodlands at Furman), 5.25%, 11/15/37	500	503,115
		$ 3,666,663
Special Tax Revenue — 2.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 196,898
Greenville County, SC, Road Fee Revenue, 4.00%, 4/1/43	1,000	973,990
Myrtle Beach, SC, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,000,560
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,765	2,765,885
		$ 4,937,333
Transportation — 4.7%
Charleston County Airport District, SC, 5.00%, 7/1/43	$1,050	$ 1,097,250
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/43	1,170	1,186,263
(AMT), 5.00%, 7/1/44	5,705	5,791,089
		$ 8,074,602
Water and Sewer — 13.1%
Aiken, SC:
4.00%, 8/1/49	$750	$ 708,338
5.00%, 8/1/53	1,000	1,046,760
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	2,500	2,693,350
Columbia, SC, Waterworks and Sewer System Revenue:
4.00%, 2/1/41	2,000	1,966,700
5.00%, 2/1/47	5,360	5,795,607
Dorchester County, SC, Waterworks and Sewer System Revenue, 4.25%, 10/1/48	600	594,690
Florence, SC, Combined Waterworks and Sewerage System Revenue:
3.00%, 9/1/37	1,890	1,663,597
4.25%, 9/1/48	3,525	3,493,839
Mount Pleasant, SC, Water and Sewer Revenue, 4.00%, 6/1/39	2,630	2,590,918
South Island Public Service District, SC, 5.00%, 4/1/47	1,000	1,055,210
York County, SC, Water and Sewer System Revenue, 4.00%, 6/1/41	1,150	1,143,134
		$ 22,752,143
Total Tax-Exempt Municipal Obligations (identified cost $162,840,878)		$163,845,092

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 381,930
		$ 381,930
Special Tax Revenue — 1.0%
Greenville County, SC, Hospitality Tax Revenue, 1.56%, 4/1/27	$2,000	$ 1,823,100
		$ 1,823,100
Student Loan — 0.3%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$450	$ 440,987
		$ 440,987
Total Taxable Municipal Obligations (identified cost $2,950,000)		$ 2,646,017

Trust Units — 0.3%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.3%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$468	$ 458,192
Total Trust Units (identified cost $471,610)		$ 458,192
Total Investments — 96.5% (identified cost $166,262,488)		$166,949,301
Other Assets, Less Liabilities — 3.5%		$ 6,080,175
Net Assets — 100.0%		$173,029,476

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2024, the aggregate value of these securities is $196,898 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2024, 4.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 2.5% of total investments.
Abbreviations:
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
South Carolina Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$163,845,092	$ —	$163,845,092
Taxable Municipal Obligations	—	2,646,017	—	2,646,017
Trust Units	—	458,192	—	458,192
Total Investments	$ —	$166,949,301	$ —	$166,949,301
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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